Noncontrolling Interests Subject To Put Provisions (Tables)	6 Months Ended
Jun. 30, 2012
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of June 30, 2012 and December 31, 2011 the Company's potential obligations under these put options are $540,980 and $410,491, respectively, of which, at June 30, 2012, $149,815 were exercisable. One put option was exercised for a total consideration of $3,087 during the first six months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2012 and the year ended December 31, 2011:

	June 30, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Contributions to noncontrolling interests	(25,880)	(43,104)
Purchase/ sale of noncontrolling interests	85,113	37,786
Contributions from noncontrolling interests	3,809	7,222
Changes in fair value of noncontrolling interests	40,173	86,233
Net income	27,449	42,857
Other comprehensive income (loss)	(175)	(212)
Ending balance as of June 30, 2012 and December 31, 2011	$540,980	$410,491